Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of related party [Abstract]
Disclosure of transactions between related parties	Remuneration of key management (includes members of the Board and executive team) for the years ended:

	For the years ended
Expense by nature for the years ended:	December 31, 2025	December 31, 2024

Salaries and short-term employee benefits	10.1	9.9
Share-based payments	32.9	18.5
	$43.0	$28.4